OPERATING LEASES - Summary of maturity of operating leases liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
OPERATING LEASES
2024 remaining	$ 903
2025	1,535
2026	1,071
Total	3,509
Less: imputed interest	(137)
Present value of lease liabilities	$ 3,372	$ 4,219